Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	9 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended				9 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]		Sep. 30, 2013 Successor [Member]		Dec. 31, 2013 Successor [Member]
Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) [Line Items]
Net sales (in Dollars)	$ 183,726	$ 67,155	[1]	$ 188,433		$ 189,992		$ 182,132		$ 182,395		$ 180,427		$ 186,203		$ 182,195		$ 118,239	$ 627,712	$ 731,220	$ 728,773		$ 118,239	[2]			$ 118,239
Gross profit (in Dollars)	84,222	34,010	[1]	98,972		96,541		93,314		88,768		89,686		90,289		86,311							35,652	[2]			35,652
Net (loss) income attributable to common shareholders (in Dollars)	$ (7,417)	$ (10,671)	[1]	$ 14,497		$ (5,855)		$ 15,248		$ 5,545		$ 10,012		$ 25,533		$ 4,887						$ (80)	$ (189,432)	[2]	$ (4,710)		$ (194,222)
Basic earnings (loss) per share (a)	$ (0.07)		[1],[3]		[3]		[3]		[3]		[3]		[3]		[3]		[3]					[3]	$ (2.05)	[2],[3]	$ (0.05)	[3]	$ (2.10)
Diluted earnings (loss) per share (a)	$ (0.07)		[1],[3]		[3]		[3]		[3]		[3]		[3]		[3]		[3]					[3]	$ (2.05)	[2],[3]	$ (0.05)	[3]	$ (2.10)

[1]	MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.
[2]	Platform's fourth quarter includes the results of MacDermid from November 1, 2013 through December 31, 2013.
[3]	Earnings per share calculations for each quarter are based on the weighted average number of shares outstanding for each period. As MacDermid was not a Registrant prior to the Successor 2013 Period, no earnings per share data is presented.